United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2023

Date of reporting period: September 30, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.66%
Communication Services - 10.61%
Entertainment - 10.61%
ROBLOX Corp., Class AA	207,265	$7,428,377
Roku, Inc.A	316,457	17,848,175
Spotify Technology SAA	16,360	1,411,868

		26,688,420

Total Communication Services		26,688,420

Consumer Discretionary - 14.27%
Automobiles - 10.46%
Tesla, Inc.A	99,175	26,306,169

Diversified Consumer Services - 0.62%
2U, Inc.A	250,822	1,567,637

Hotels, Restaurants & Leisure - 3.19%
DraftKings, Inc., Class AA B	529,906	8,022,777

Total Consumer Discretionary		35,896,583

Financials - 7.65%
Capital Markets - 7.65%
Coinbase Global, Inc., Class AA	177,187	11,426,790
Robinhood Markets, Inc., Class AA	774,651	7,823,975

		19,250,765

Total Financials		19,250,765

Health Care - 28.46%
Biotechnology - 18.51%
CRISPR Therapeutics AGA B	194,647	12,720,181
Exact Sciences Corp.A	391,073	12,705,962
Intellia Therapeutics, Inc.A	216,810	12,132,688
Organovo Holdings, Inc.A B	3,007	6,164
Twist Bioscience Corp.A	134,511	4,740,168
Veracyte, Inc.A	195,742	3,249,317
Verve Therapeutics, Inc.A	29,630	1,017,791

		46,572,271

Health Care Equipment & Supplies - 0.67%
Cerus Corp.A	467,095	1,681,542

Health Care Providers & Services - 1.28%
Invitae Corp.A B	1,308,442	3,218,767

Health Care Technology - 5.46%
Teladoc Health, Inc.A B	541,841	13,735,669

Life Sciences Tools & Services - 2.54%
10X Genomics, Inc., Class AA	110,570	3,149,034
Pacific Biosciences of California, Inc.A B	557,149	3,234,250

		6,383,284

Total Health Care		71,591,533

Industrials - 1.21%
Road & Rail - 1.21%
TuSimple Holdings, Inc., Class AA	399,904	3,039,270

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.66% (continued)
Information Technology - 33.18%
IT Services - 12.06%
Block, Inc.A	200,244	$11,011,418
Shopify, Inc., Class AA	310,259	8,358,377
Twilio, Inc., Class AA	158,679	10,971,066

		30,340,861

Semiconductors & Semiconductor Equipment - 1.23%
NVIDIA Corp.	25,569	3,103,821

Software - 19.89%
Materialise NV, ADRA B	138,873	1,487,330
PagerDuty, Inc.A	284,546	6,564,476
UiPath, Inc., Class AA	922,318	11,630,430
Unity Software, Inc.A B	286,783	9,136,907
Zoom Video Communications, Inc., Class AA	288,048	21,197,452

		50,016,595

Total Information Technology		83,461,277

Materials - 3.28%
Chemicals - 3.28%
Ginkgo Bioworks Holdings, Inc.A B	2,639,850	8,236,332

Total Common Stocks (Cost $649,143,346)		248,164,180

SHORT-TERM INVESTMENTS - 1.20% (Cost $3,007,090)
Investment Companies - 1.20%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	3,007,090	3,007,090

SECURITIES LENDING COLLATERAL - 2.08% (Cost $5,233,290)
Investment Companies - 2.08%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	5,233,290	5,233,290

TOTAL INVESTMENTS - 101.94% (Cost $657,383,726)		256,404,560
LIABILITIES, NET OF OTHER ASSETS - (1.94%)		(4,876,064)

TOTAL NET ASSETS - 100.00%		$251,528,496

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$248,164,180	$—	$—	$248,164,180
Short-Term Investments	3,007,090	—	—	3,007,090
Securities Lending Collateral	5,233,290	—	—	5,233,290

Total Investments in Securities - Assets	$256,404,560	$—	$—	$256,404,560

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41%
Communication Services - 16.52%
Diversified Telecommunication Services - 2.53%
AT&T, Inc.	311,500	$4,778,410

Entertainment - 8.97%
Lions Gate Entertainment Corp., Class AA	24,200	179,806
Lions Gate Entertainment Corp., Class BA	1,168,800	8,123,160
Walt Disney Co.A	91,550	8,635,912

		16,938,878

Interactive Media & Services - 5.02%
Alphabet, Inc., Class CA	98,440	9,465,006

Total Communication Services		31,182,294

Consumer Discretionary - 22.89%
Automobiles - 4.55%
General Motors Co.A	267,800	8,593,702

Household Durables - 4.94%
Mohawk Industries, Inc.A	102,170	9,316,882

Specialty Retail - 5.39%
Urban Outfitters, Inc.A	518,300	10,184,595

Textiles, Apparel & Luxury Goods - 8.01%
Carter’s, Inc.B	149,400	9,790,182
Hanesbrands, Inc.B	766,800	5,336,928

		15,127,110

Total Consumer Discretionary		43,222,289

Consumer Staples - 3.59%
Food & Staples Retailing - 3.59%
Walgreens Boots Alliance, Inc.	215,800	6,776,120

Energy - 1.90%
Oil, Gas & Consumable Fuels - 1.90%
Devon Energy Corp.	59,720	3,590,964

Financials - 15.16%
Banks - 9.94%
Bank of America Corp.	311,600	9,410,320
Regions Financial Corp.	465,800	9,348,606

		18,758,926

Diversified Financial Services - 5.22%
Berkshire Hathaway, Inc., Class BA	36,920	9,858,378

Total Financials		28,617,304

Health Care - 2.49%
Pharmaceuticals - 2.49%
Merck & Co., Inc.	54,650	4,706,458

Industrials - 6.74%
Air Freight & Logistics - 2.55%
FedEx Corp.	32,345	4,802,262

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.41% (continued)
Industrials - 6.74% (continued)
Electrical Equipment - 1.03%
Sensata Technologies Holding PLC	52,100	$1,942,288

Machinery - 3.16%
Westinghouse Air Brake Technologies Corp.	73,400	5,971,090

Total Industrials		12,715,640

Information Technology - 10.82%
Communications Equipment - 1.72%
Infinera Corp.A B	673,334	3,258,937

Electronic Equipment, Instruments & Components - 4.52%
Corning, Inc.	293,900	8,528,978

Semiconductors & Semiconductor Equipment - 4.58%
Micron Technology, Inc.	172,475	8,640,997

Total Information Technology		20,428,912

Materials - 17.30%
Chemicals - 12.29%
Axalta Coating Systems Ltd.A	428,200	9,017,892
DuPont de Nemours, Inc.	150,367	7,578,497
International Flavors & Fragrances, Inc.	72,741	6,607,065

		23,203,454

Containers & Packaging - 5.01%
Graphic Packaging Holding Co.	478,600	9,447,564

Total Materials		32,651,018

Total Common Stocks (Cost $226,240,719)		183,890,999

SHORT-TERM INVESTMENTS - 2.36% (Cost $4,463,998)
Investment Companies - 2.36%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	4,463,998	4,463,998

SECURITIES LENDING COLLATERAL - 0.16% (Cost $300,730)
Investment Companies - 0.16%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	300,730	300,730

TOTAL INVESTMENTS - 99.93% (Cost $231,005,447)		188,655,727
OTHER ASSETS, NET OF LIABILITIES - 0.07%		129,655

TOTAL NET ASSETS - 100.00%		$188,785,382

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$183,890,999	$—	$—	$183,890,999
Short-Term Investments	4,463,998	—	—	4,463,998
Securities Lending Collateral	300,730	—	—	300,730

Total Investments in Securities - Assets	$188,655,727	$—	$—	$188,655,727

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.80%
Communication Services - 15.25%
Entertainment - 15.25%
IMAX Corp.A	10,300	$145,436
Liberty Media Corp.-Liberty Braves, Class CA B	24,000	660,000
Lions Gate Entertainment Corp., Class BA	66,700	463,565
Madison Square Garden Sports Corp.A	4,100	560,306

		1,829,307

Total Communication Services		1,829,307

Consumer Discretionary - 17.68%
Household Durables - 4.90%
Mohawk Industries, Inc.A	6,440	587,264

Specialty Retail - 4.70%
Urban Outfitters, Inc.A	28,700	563,955

Textiles, Apparel & Luxury Goods - 8.08%
Carter’s, Inc.	9,400	615,982
Hanesbrands, Inc.C	50,700	352,872

		968,854

Total Consumer Discretionary		2,120,073

Consumer Staples - 10.30%
Food Products - 10.30%
Ingredion, Inc.	7,800	628,056
TreeHouse Foods, Inc.A	14,312	607,115

		1,235,171

Total Consumer Staples		1,235,171

Energy - 1.77%
Oil, Gas & Consumable Fuels - 1.77%
Devon Energy Corp.	3,529	212,199

Financials - 8.99%
Banks - 8.99%
Cadence Bank	22,390	568,930
Regions Financial Corp.	25,400	509,778

		1,078,708

Total Financials		1,078,708

Health Care - 8.67%
Health Care Equipment & Supplies - 5.38%
Varex Imaging Corp.A	30,500	644,770

Health Care Technology - 2.32%
Allscripts Healthcare Solutions, Inc.A	18,300	278,709

Pharmaceuticals - 0.97%
Elanco Animal Health, Inc.A	9,400	116,654

Total Health Care		1,040,133

Industrials - 10.32%
Aerospace & Defense - 5.02%
BWX Technologies, Inc.	11,950	601,921

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.80% (continued)
Industrials - 10.32% (continued)
Electrical Equipment - 0.99%
Sensata Technologies Holding PLC	3,200	$119,296

Machinery - 3.00%
Westinghouse Air Brake Technologies Corp.	4,425	359,974

Trading Companies & Distributors - 1.31%
Univar Solutions, Inc.A	6,900	156,906

Total Industrials		1,238,097

Information Technology - 9.80%
Communications Equipment - 4.67%
Infinera Corp.A C	115,600	559,504

Semiconductors & Semiconductor Equipment - 5.13%
Ultra Clean Holdings, Inc.A	23,900	615,425

Total Information Technology		1,174,929

Materials - 17.02%
Chemicals - 8.75%
Axalta Coating Systems Ltd.A	25,900	545,454
Ecovyst, Inc.A	59,637	503,336

		1,048,790

Containers & Packaging - 5.28%
Graphic Packaging Holding Co.	32,100	633,654

Metals & Mining - 2.99%
Compass Minerals International, Inc.	9,305	358,522

Total Materials		2,040,966

Total Common Stocks (Cost $14,592,025)		11,969,583

SHORT-TERM INVESTMENTS - 0.87% (Cost $104,669)
Investment Companies - 0.87%
American Beacon U.S. Government Money Market, 2.78%D E	104,669	104,669

SECURITIES LENDING COLLATERAL - 0.81% (Cost $96,425)
Investment Companies - 0.81%
American Beacon U.S. Government Money Market Select Fund, 2.78%D E	96,425	96,425

TOTAL INVESTMENTS - 101.48% (Cost $14,793,119)		12,170,677
LIABILITIES, NET OF OTHER ASSETS - (1.48%)		(177,462)

TOTAL NET ASSETS - 100.00%		$11,993,215

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
D	The Fund is affiliated by having the same investment advisor.
E	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$11,969,583	$—	$—	$11,969,583
Short-Term Investments	104,669	—	—	104,669
Securities Lending Collateral	96,425	—	—	96,425

Total Investments in Securities - Assets	$12,170,677	$—	$—	$12,170,677

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 92.87%
CONVERTIBLE PREFERRED STOCKS - 6.24%
Financials - 1.84%
Capital Markets - 1.23%
Cowen, Inc., Series AA B	930	$1,409,397

Diversified Financial Services - 0.61%
Ready Capital Corp., 7.000%, Due 08/15/2023B	27,721	690,807

Total Financials		2,100,204

Industrials - 1.11%
Construction & Engineering - 0.77%
Fluor Corp.A B	710	879,413

Machinery - 0.34%
RBC Bearings, Inc., Series A, 5.000%, Due 10/15/2024B	3,847	396,395

Total Industrials		1,275,808

Information Technology - 0.66%
Software - 0.66%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A B	767	756,569

Materials - 0.75%
Chemicals - 0.75%
Lyondellbasell Advanced Polymers, Inc.A B	1,026	861,840

Real Estate - 1.41%
Diversified Financial Services - 0.66%
AMG Capital Trust II, 5.150%, Due 10/15/2037B	15,520	751,323

Equity Real Estate Investment Trusts (REITs) - 0.75%
New York Community Capital Trust V, 6.000%, Due 11/1/2051B	20,409	857,178

Total Real Estate		1,608,501

Utilities - 0.47%
Electric Utilities - 0.47%
Algonquin Power & Utilities Corp., 7.750%, Due 06/15/2024B	14,183	537,110

Total Convertible Preferred Stocks (Cost $7,570,652)		7,140,032

PREFERRED STOCKS - 3.64%
Financials - 3.64%
Mortgage Real Estate Investment Trusts (REITs) – 3.64%
AGNC Investment Corp., Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)A B C	25,036	482,194
Arbor Realty Trust, Inc., Series F, 6.250%, (Secured Overnight Financing Rate + 5.440%)A B C	42,020	853,006
Chimera Investment Corp., Series B, 8.000%, (3 mo. USD LIBOR + 5.791%)A B C	28,077	494,155
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (Secured Overnight Financing Rate + 5.830%)A B C	33,087	653,468
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)A B C	39,169	692,508
New York Mortgage Trust, Inc., Series F, 6.875%, (Secured Overnight Financing Rate + 6.130%)A B C	23,304	344,433

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 92.87% (continued)
PREFERRED STOCKS - 3.64% (continued)
Financials - 3.64% (continued)
Mortgage Real Estate Investment Trusts (REITs) – 3.64% (continued)
Rithm Capital Corp., Series C, 6.475%, (3 mo. USD LIBOR + 4.969%)A B C	$36,984	$645,371

		4,165,135

Total Financials		4,165,135

Total Preferred Stocks (Cost $5,500,896)		4,165,135

CONVERTIBLE OBLIGATIONS - 75.57%
Communications - 10.13%
Internet - 6.91%
Etsy, Inc., 0.250%, Due 6/15/2028B	904,000	696,984
Groupon, Inc., 1.125%, Due 3/15/2026B	880,000	553,043
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051B D E	2,075,000	1,476,363
Magnite, Inc., 0.250%, Due 3/15/2026B	1,949,000	1,442,260
Perficient, Inc., 0.125%, Due 11/15/2026B D	1,385,000	1,024,900
Snap, Inc., Due 5/1/2027B F	1,194,000	823,263
Upwork, Inc., 0.250%, Due 8/15/2026B	1,827,000	1,336,085
Zillow Group, Inc., 2.750%, Due 5/15/2025B	608,000	552,672

		7,905,570

Media - 1.68%
Cable One, Inc., 1.125%, Due 3/15/2028B	1,432,000	1,031,040
DISH Network Corp., 3.375%, Due 8/15/2026B	1,297,000	892,336

		1,923,376

Telecommunications - 1.54%
DigitalBridge Group, Inc., 5.000%, Due 4/15/2023B	746,000	734,437
Infinera Corp., 2.125%, Due 9/1/2024B	1,125,000	1,028,250

		1,762,687

Total Communications		11,591,633

Consumer, Cyclical - 6.44%
Airlines - 0.90%
JetBlue Airways Corp., 0.500%, Due 4/1/2026B	662,000	470,020
Spirit Airlines, Inc., 1.000%, Due 5/15/2026B	653,000	556,029

		1,026,049

Home Builders - 0.43%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025B	477,000	498,763

Leisure Time - 3.15%
Callaway Golf Co., 2.750%, Due 5/1/2026B	572,000	737,880
NCL Corp. Ltd., 2.500%, Due 2/15/2027B D	1,657,000	1,085,335
Royal Caribbean Cruises Ltd.,
4.250%, Due 6/15/2023B	1,550,000	1,507,375
6.000%, Due 8/15/2025B D	256,000	269,696

		3,600,286

Lodging - 0.50%
Marcus Corp., 5.000%, Due 9/15/2025B D	375,000	567,992

Retail - 1.46%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026B	1,411,000	1,090,880

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 92.87% (continued)
CONVERTIBLE OBLIGATIONS - 75.57% (continued)
Consumer, Cyclical - 6.44% (continued)
Retail - 1.46% (continued)
Patrick Industries, Inc., 1.750%, Due 12/1/2028B D	$803,000	$581,171

		1,672,051

Total Consumer, Cyclical		7,365,141

Consumer, Non-Cyclical - 13.26%
Biotechnology - 3.58%
Cerevel Therapeutics Holdings, Inc., 2.500%, Due 8/15/2027B D	184,000	169,924
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027B	1,263,000	1,068,814
Innoviva, Inc., 2.125%, Due 1/15/2023B	1,113,000	1,093,433
Insmed, Inc., 0.750%, Due 6/1/2028B	882,000	799,533
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023B	695,000	672,412
Sarepta Therapeutics, Inc., 1.250%, Due 9/15/2027B D	285,000	293,408

		4,097,524

Commercial Services - 3.55%
Chegg, Inc., Due 9/1/2026B F	1,743,000	1,314,194
i3 Verticals LLC, 1.000%, Due 2/15/2025B	968,000	824,615
Sabre Global, Inc., 4.000%, Due 4/15/2025B	704,000	667,953
Stride, Inc., 1.125%, Due 9/1/2027B	1,233,000	1,250,878

		4,057,640

Cosemetics/Personal Care - 1.10%
Beauty Health Co., 1.250%, Due 10/1/2026B D	1,570,000	1,263,850

Food - 0.51%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024B	592,000	580,160

Health Care - Products - 2.41%
CONMED Corp., 2.250%, Due 6/15/2027B D	605,000	520,300
Exact Sciences Corp., 0.375%, Due 3/15/2027B	1,723,000	1,192,059
Haemonetics Corp., Due 3/1/2026B F	1,307,000	1,039,003

		2,751,362

Pharmaceuticals - 2.11%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026B	1,110,000	867,187
Herbalife Nutrition Ltd., 2.625%, Due 3/15/2024B	693,000	626,819
Jazz Investments I Ltd., 1.500%, Due 8/15/2024B	977,000	921,433

		2,415,439

Total Consumer, Non-Cyclical		15,165,975

Energy - 5.10%
Energy - Alternate Sources - 2.16%
Array Technologies, Inc., 1.000%, Due 12/1/2028B D	988,000	873,905
Enphase Energy, Inc., Due 3/1/2028B F	452,000	536,524
Sunnova Energy International, Inc.,
0.250%, Due 12/1/2026B	880,000	738,760
2.625%, Due 2/15/2028B D	367,000	326,263

		2,475,452

Oil & Gas - 2.94%
Centennial Resource Production LLC, 3.250%, Due 4/1/2028B	1,136,000	1,513,152
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023B	412,000	403,760
6.750%, Due 2/15/2026B	588,000	592,410

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 92.87% (continued)
CONVERTIBLE OBLIGATIONS - 75.57% (continued)
Energy - 5.10% (continued)
Oil & Gas - 2.94% (continued)
Pioneer Natural Resources Co., 0.250%, Due 5/15/2025B	$393,000	$851,238

		3,360,560

Total Energy		5,836,012

Financial - 21.04%
Diversified Financial Services - 4.60%
LendingTree, Inc., 0.500%, Due 7/15/2025B	1,805,000	1,286,784
PRA Group, Inc., 3.500%, Due 6/1/2023B	819,000	801,801
SoFi Technologies, Inc., Due 10/15/2026B D F	1,657,000	1,125,891
Upstart Holdings, Inc., 0.250%, Due 8/15/2026B	1,745,000	963,022
WisdomTree Investments, Inc.,
4.250%, Due 6/15/2023B	898,000	885,091
3.250%, Due 6/15/2026B	219,000	195,239

		5,257,828

Real Estate - 0.80%
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.250%, Due 6/15/2026B	1,319,000	920,662

REITS - 15.64%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023B	2,213,000	2,153,526
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025B D	1,357,000	1,222,657
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022B D	1,928,000	1,872,662
6.375%, Due 10/1/2023B	1,320,000	1,286,340
KKR Real Estate Finance Trust, Inc., 6.125%, Due 5/15/2023B	585,000	577,687
MFA Financial, Inc., 6.250%, Due 6/15/2024B	2,594,000	2,237,066
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026B	1,235,000	1,053,455
PennyMac Corp.,
5.500%, Due 11/1/2024B	2,181,000	2,037,872
5.500%, Due 3/15/2026B	827,000	671,937
Redwood Trust, Inc.,
4.750%, Due 8/15/2023B	316,000	308,890
5.625%, Due 7/15/2024B	1,652,000	1,482,613
7.750%, Due 6/15/2027B D	191,000	152,267
RWT Holdings, Inc., 5.750%, Due 10/1/2025B	719,000	610,790
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026B	973,000	806,617
Two Harbors Investment Corp., 6.250%, Due 1/15/2026B	1,712,000	1,415,653

		17,890,032

Total Financial		24,068,522

Industrial - 3.76%
Aerospace/Defense - 0.59%
Kaman Corp., 3.250%, Due 5/1/2024B	719,000	674,782

Machinery - Construction & Mining - 0.59%
Bloom Energy Corp., 2.500%, Due 8/15/2025B	488,000	678,564

Transportation - 1.62%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024B	903,000	900,743
CryoPort, Inc., 0.750%, Due 12/1/2026B D	1,298,000	948,533

		1,849,276

Trucking & Leasing - 0.96%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028B	1,399,000	1,097,515

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 92.87% (continued)
CONVERTIBLE OBLIGATIONS - 75.57% (continued)
Industrial - 3.76% (continued)
Total Industrial		$4,300,137

Technology - 14.79%
Computers - 1.07%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026B	$714,000	665,805
Mitek Systems, Inc., 0.750%, Due 2/1/2026B	700,000	560,932

		1,226,737

Semiconductors - 1.25%
Impinj, Inc., 1.125%, Due 5/15/2027B D	753,000	741,908
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026B	735,000	689,981

		1,431,889

Software - 12.47%
8x8, Inc., 0.500%, Due 2/1/2024B	1,084,000	915,770
Bandwidth, Inc., 0.500%, Due 4/1/2028B	1,254,000	729,201
Bentley Systems, Inc., 0.375%, Due 7/1/2027B	1,165,000	877,828
BigCommerce Holdings, Inc., 0.250%, Due 10/1/2026B	1,414,000	1,032,489
Blackline, Inc., Due 3/15/2026B F	1,065,000	861,585
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026B	1,145,000	923,442
Envestnet, Inc., 0.750%, Due 8/15/2025B	1,164,000	973,395
Everbridge, Inc., 0.125%, Due 12/15/2024B	854,000	750,453
LivePerson, Inc., Due 12/15/2026B F	1,313,000	890,665
New Relic, Inc., 0.500%, Due 5/1/2023B	698,000	680,201
Progress Software Corp., 1.000%, Due 4/15/2026B	1,186,000	1,112,468
RingCentral, Inc., Due 3/1/2025B F	1,319,000	1,109,609
Splunk, Inc., 1.125%, Due 6/15/2027B	948,000	745,864
Verint Systems, Inc., 0.250%, Due 4/15/2026B	1,330,000	1,103,235
Workiva, Inc., 1.125%, Due 8/15/2026B	542,000	634,953
Ziff Davis, Inc., 1.750%, Due 11/1/2026B D	994,000	917,959

		14,259,117

Total Technology		16,917,743

Utilities - 1.05%
Electric - 1.05%
NRG Energy, Inc., 2.750%, Due 6/1/2048B E	1,123,000	1,195,434

Total Convertible Obligations (Cost $99,299,424)		86,440,597

FOREIGN CONVERTIBLE OBLIGATIONS - 1.31%
Communications - 0.27%
Internet - 0.27%
Pinduoduo, Inc., Due 12/1/2025B F	339,000	304,083

Financial - 0.49%
Financial Services - 0.49%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023B	480,000	557,520

Industrial - 0.55%
Transportation - 0.55%
SFL Corp. Ltd., 4.875%, Due 5/1/2023B	643,000	631,747

Total Foreign Convertible Obligations (Cost $1,434,585)		1,493,350

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 92.87% (continued)
EXCHANGE-TRADED INSTRUMENTS - 1.28% (Cost $1,334,545)
Exchange-Traded Funds - 1.28%
ProShares Short 20+ Year TreasuryB G	65,461	$1,459,780

SHORT-TERM INVESTMENTS - 4.83% (Cost $5,520,018)
Investment Companies - 4.83%
American Beacon U.S. Government Money Market Select Fund, 2.78%H I	5,520,018	5,520,018

TOTAL SECURITIES HELD LONG (Cost $120,660,120)		106,218,912

SECURITIES SOLD SHORT - (18.13%)
COMMON STOCKS - (18.13%)
Communication Services - (1.14%)
Diversified Telecommunication Services - (0.02%)
Bandwidth, Inc., Class AG	(1,755)	(20,884)

Entertainment - (0.36%)
Marcus Corp.	(29,850)	(414,617)

Interactive Media & Services - (0.48%)
Snap, Inc., Class AG	(3,343)	(32,828)
TripAdvisor, Inc.G	(7,206)	(159,109)
Ziff Davis, Inc.G	(5,169)	(353,973)

		(545,910)

Media - (0.28%)
Cable One, Inc.	(236)	(201,320)
DISH Network Corp., Class AG	(5,983)	(82,745)
Magnite, Inc.G	(5,301)	(34,827)

		(318,892)

Total Communication Services		(1,300,303)

Consumer Discretionary - (2.24%)
Auto Components - (0.15%)
Patrick Industries, Inc.	(4,015)	(176,017)

Automobiles - (0.24%)
Winnebago Industries, Inc.	(5,128)	(272,861)

Diversified Consumer Services - (0.62%)
Chegg, Inc.G	(3,282)	(69,152)
Stride, Inc.G	(15,165)	(637,385)

		(706,537)

Hotels, Restaurants & Leisure - (0.59%)
Cheesecake Factory, Inc.	(6,397)	(187,304)
Norwegian Cruise Line Holdings Ltd.G	(24,744)	(281,092)
Royal Caribbean Cruises Ltd.G	(5,459)	(206,896)

		(675,292)

Internet & Direct Marketing Retail - (0.18%)
Etsy, Inc.G	(1,880)	(188,244)
Groupon, Inc.G	(3,136)	(24,963)

		(213,207)

Leisure Products - (0.46%)
Callaway Golf Co.G	(27,141)	(522,736)

Total Consumer Discretionary		(2,566,650)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (18.13%)
COMMON STOCKS - (18.13%) (continued)
Consumer Staples - (0.41%)
Food & Staples Retailing - (0.18%)
Chefs’ Warehouse, Inc.G	(7,074)	$(204,934)

Personal Products - (0.23%)
Beauty Health Co.G	(20,318)	(239,549)
Herbalife Nutrition Ltd.G	(1,386)	(27,568)

		(267,117)

Total Consumer Staples		(472,051)

Energy - (1.71%)
Energy Equipment & Services - (0.14%)
Helix Energy Solutions Group, Inc.G	(43,320)	(167,215)

Oil, Gas & Consumable Fuels - (1.57%)
Permian Resources Corp.G	(144,583)	(983,165)
Pioneer Natural Resources Co.	(3,406)	(737,501)
SFL Corp. Ltd.	(7,802)	(71,076)

		(1,791,742)

Total Energy		(1,958,957)

Financials - (2.04%)
Capital Markets - (1.48%)
Affiliated Managers Group, Inc.	(797)	(89,145)
Cowen, Inc., Class A	(34,024)	(1,314,687)
WisdomTree Investments, Inc.	(61,010)	(285,527)

		(1,689,359)

Consumer Finance - (0.56%)
Encore Capital Group, Inc.G	(8,128)	(369,661)
LendingTree, Inc.G	(401)	(9,568)
PRA Group, Inc.G	(2,654)	(87,210)
SoFi Technologies, Inc.G	(29,237)	(142,677)
Upstart Holdings, Inc.G	(1,473)	(30,624)

		(639,740)

Total Financials		(2,329,099)

Health Care - (1.79%)
Biotechnology - (1.31%)
Cerevel Therapeutics Holdings, Inc.G	(2,576)	(72,798)
Coherus Biosciences, Inc.G	(35,150)	(337,791)
Exact Sciences Corp.G	(5,863)	(190,489)
Halozyme Therapeutics, Inc.G	(8,168)	(322,963)
Insmed, Inc.G	(19,582)	(421,796)
Ligand Pharmaceuticals, Inc.G	(139)	(11,969)
Sarepta Therapeutics, Inc.G	(1,318)	(145,692)

		(1,503,498)

Health Care Equipment & Supplies - (0.28%)
CONMED Corp.	(2,097)	(168,117)
Haemonetics Corp.G	(2,010)	(148,800)

		(316,917)

Life Sciences Tools & Services - (0.07%)
CryoPort, Inc.G	(3,245)	(79,048)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (18.13%)
COMMON STOCKS - (18.13%) (continued)
Health Care - (1.79%) (continued)
Pharmaceuticals - (0.13%)
Jazz Pharmaceuticals PLCG	(1,107)	$(147,552)

Total Health Care		(2,047,015)

Industrials - (2.58%)
Aerospace & Defense - (0.04%)
Kaman Corp.	(1,820)	(50,833)

Air Freight & Logistics - (0.30%)
Air Transport Services Group, Inc.G	(14,164)	(341,211)

Airlines - (0.13%)
JetBlue Airways Corp.G	(6,620)	(43,891)
Spirit Airlines, Inc.	(5,343)	(100,555)

		(144,446)

Construction & Engineering - (0.57%)
Fluor Corp.G	(26,223)	(652,690)

Electrical Equipment - (0.91%)
Array Technologies, Inc.G	(31,726)	(526,017)
Bloom Energy Corp., Class AG	(25,884)	(517,421)

		(1,043,438)

Machinery - (0.53%)
Greenbrier Cos., Inc.	(12,591)	(305,583)
RBC Bearings, Inc.G	(1,421)	(295,298)

		(600,881)

Professional Services - (0.10%)
Upwork, Inc.G	(8,295)	(112,978)

Total Industrials		(2,946,477)

Information Technology - (4.03%)
Communications Equipment - (0.43%)
Infinera Corp.G	(37,500)	(181,500)
Lumentum Holdings, Inc.G	(4,598)	(315,285)

		(496,785)

IT Services - (0.60%)
BigCommerce Holdings, Inc., Series 1G	(5,196)	(76,901)
I3 Verticals, Inc., Class AG	(8,303)	(166,309)
Perficient, Inc.G	(2,528)	(164,371)
Sabre Corp.G	(54,980)	(283,147)

		(690,728)

Semiconductors & Semiconductor Equipment - (0.85%)
Enphase Energy, Inc.G	(1,228)	(340,733)
Impinj, Inc.G	(4,719)	(377,662)
MACOM Technology Solutions Holdings, Inc.G	(4,851)	(251,233)

		(969,628)

Software - (2.15%)
8x8, Inc.G	(5,022)	(17,326)
Bentley Systems, Inc., Class B	(6,703)	(205,045)
Blackline, Inc.G	(2,130)	(127,587)
Ceridian HCM Holding, Inc.G	(2,924)	(163,393)
Envestnet, Inc.G	(3,326)	(147,674)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (18.13%)
COMMON STOCKS - (18.13%) (continued)
Information Technology - (4.03%) (continued)
Software - (2.15%) (continued)
Everbridge, Inc.G	(1,494)	$(46,135)
LivePerson, Inc.G	(4,366)	(41,128)
Mitek Systems, Inc.G	(15,750)	(144,270)
NCR Corp.G	(14,053)	(267,147)
New Relic, Inc.G	(244)	(14,001)
Progress Software Corp.	(11,386)	(484,474)
RingCentral, Inc., Class AG	(841)	(33,606)
Splunk, Inc.G	(1,280)	(96,256)
Verint Systems, Inc.G	(9,643)	(323,812)
Workiva, Inc.G	(4,426)	(344,343)

		(2,456,197)

Total Information Technology		(4,613,338)

Real Estate - (0.85%)
Equity Real Estate Investment Trusts (REITs) - (0.61%)
Pebblebrook Hotel Trust	(29,076)	(421,893)
Summit Hotel Properties, Inc.	(40,114)	(269,566)

		(691,459)

Real Estate Management & Development - (0.24%)
Anywhere Real Estate, Inc.G	(23,082)	(187,195)
Zillow Group, Inc., Class CG	(3,053)	(87,346)

		(274,541)

Total Real Estate		(966,000)

Utilities - (1.34%)
Electric Utilities - (0.56%)
NRG Energy, Inc.	(16,770)	(641,788)

Independent Power & Renewable Electricity Producers - (0.49%)
Sunnova Energy International, Inc.G	(25,335)	(559,397)

Multi-Utilities - (0.29%)
Algonquin Power & Utilities Corp.	(30,392)	(331,576)

Total Utilities		(1,532,761)

TOTAL COMMON STOCKS (Proceeds $(26,268,437))		(20,732,651)

TOTAL SECURITIES SOLD SHORT (Proceeds $(26,268,437))		(20,732,651)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 92.87% (Cost $120,660,120)		106,218,912
TOTAL PURCHASED OPTIONS CONTRACTS - 0.87% (Premiums Paid $873,770)		997,435
TOTAL WRITTEN OPTIONS CONTRACTS - (0.62%) (Premiums Received $(696,777))		(712,525)
TOTAL SECURITIES SOLD SHORT - (18.13%) (Proceeds $(26,268,437))		(20,732,651)
OTHER ASSETS, NET OF LIABILITIES - 25.01%		28,607,635

NET ASSETS - 100.00%		$114,378,806

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

A	A type of Preferred Stock that has no maturity date.
B	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $100,698,894 or 88.04% of net assets.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2022.

D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,434,984 or 13.49% of net assets. The Fund has no right to demand registration of these securities.

E	Callable security.
F	Zero coupon bond.
G	Non-income producing security.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Purchased Options Contracts Open on September 30, 2022:

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	NFS	75.00	10/21/2022	USD	1,465	146,500	$414,638	$588,930	$174,292
Put - iShares Preferred & Income Securities ETF	NFS	32.00	10/21/2022	USD	1,813	181,300	203,109	154,105	(49,004)
Put - iShares 20+ Year Treasury Bond ETF	NFS	100.00	12/16/2022	USD	800	80,000	256,023	254,400	(1,623)

							$873,770	$997,435	$123,665

Written Options Contracts Open on September 30, 2022:

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	NFS	75.00	10/21/2022	USD	1,465	(146,500)	$(520,020)	$(588,930)	$(68,910)
Put - iShares Preferred & Income Securities ETF	NFS	29.00	10/21/2022	USD	1,813	(181,300)	(88,782)	(27,195)	61,587
Put - iShares 20+ Year Treasury Bond ETF	NFS	92.00	12/16/2022	USD	800	(80,000)	(87,975)	(96,400)	(8,425)

							$(696,777)	$(712,525)	$(15,748)

Glossary:

Currency Abbreviations:

USD	United States Dollar.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Other Abbreviations:

ETF	Exchange-Traded Fund.
NFS	National Financial Service Corp.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$537,110	$6,602,922	$—	$7,140,032
Preferred Stocks	4,165,135	—	—	4,165,135
Convertible Obligations	—	86,440,597	—	86,440,597
Foreign Convertible Obligations	—	1,493,350	—	1,493,350
Exchange-Traded Instruments	1,459,780	—	—	1,459,780
Short-Term Investments	5,520,018	—	—	5,520,018

Total Investments in Securities - Assets	$11,682,043	$94,536,869	$—	$106,218,912

Liabilities
Common Stocks (Sold Short)	$(20,732,651)	$—	$—	$(20,732,651)

Total Investments in Securities - Liabilities	(20,732,651)	—	—	(20,732,651)

Total Investments in Securities	$(9,050,608)	$94,536,869	$—	$85,486,261

Financial Derivative Instruments - Assets
Purchased Options	$997,435	$—	$—	$997,435

Total Financial Derivative Instruments - Assets	$997,435	$—	$—	$997,435

Financial Derivative Instruments - Liabilities
Written Options	$(712,525)	$—	$—	$(712,525)

Total Financial Derivative Instruments - Liabilities	$(712,525)	$—	$—	$(712,525)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 13.29%
Basic Materials - 1.35%
Chemicals - 1.35%
Olympus Water U.S. Holding Corp., 4.250%, Due 10/1/2028A	$	965,000	$741,844
SCIL IV LLC/SCIL USA Holdings LLC,
4.375%, Due 11/1/2026A	EUR	700,000	545,398
5.375%, Due 11/1/2026A		465,000	359,212

			1,646,454

Total Basic Materials			1,646,454

Communications - 1.07%
Telecommunications - 1.07%
Consolidated Communications, Inc.,
5.000%, Due 10/1/2028A		435,000	303,091
6.500%, Due 10/1/2028A		200,000	149,544
Lumen Technologies, Inc., 5.375%, Due 6/15/2029A		1,135,000	843,491

			1,296,126

Total Communications			1,296,126

Consumer, Cyclical - 3.05%
Airlines - 1.02%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A		680,000	638,636
United Airlines, Inc., 4.375%, Due 4/15/2026A		675,000	602,437

			1,241,073

Auto Parts & Equipment - 1.44%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029		1,110,000	840,825
Clarios Global LP/Clarios U.S. Finance Co., 8.500%, Due 5/15/2027A		520,000	493,540
Titan International, Inc., 7.000%, Due 4/30/2028		445,000	408,421

			1,742,786

Lodging - 0.59%
Marriott Ownership Resorts, Inc., 4.500%, Due 6/15/2029A		910,000	719,178

Total Consumer, Cyclical			3,703,037

Consumer, Non-Cyclical - 0.92%
Commercial Services - 0.82%
NESCO Holdings II, Inc., 5.500%, Due 4/15/2029A		1,190,000	991,853

Pharmaceuticals - 0.10%
Owens & Minor, Inc., 6.625%, Due 4/1/2030A		140,000	124,429

Total Consumer, Non-Cyclical			1,116,282

Energy - 3.18%
Pipelines - 3.18%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
7.875%, Due 5/15/2026A		300,000	301,500
5.750%, Due 1/15/2028A		400,000	364,000
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	396,970
5.375%, Due 6/1/2029		880,000	805,200
Hess Midstream Operations LP,
5.625%, Due 2/15/2026A		650,000	617,016
5.500%, Due 10/15/2030A		330,000	283,288

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 13.29% (continued)
Energy - 3.18% (continued)
Pipelines - 3.18% (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.000%, Due 3/1/2027A	$	600,000	$544,356
5.500%, Due 1/15/2028A		650,000	554,811

			3,867,141

Total Energy			3,867,141

Financial - 1.74%
Diversified Financial Services - 1.74%
Burford Capital Global Finance LLC,
6.250%, Due 4/15/2028A		610,000	534,274
6.875%, Due 4/15/2030A		370,000	322,825
Encore Capital Group, Inc.,
4.875%, Due 10/15/2025A	EUR	600,000	546,874
5.375%, Due 2/15/2026A	GBP	300,000	295,858
4.250%, Due 6/1/2028A	GBP	500,000	417,310

			2,117,141

Total Financial			2,117,141

Industrial - 1.04%
Aerospace/Defense - 0.22%
TransDigm, Inc., 5.500%, Due 11/15/2027		300,000	260,910

Trucking & Leasing - 0.82%
Fortress Transportation & Infrastructure Investors LLC, 5.500%, Due 5/1/2028A		1,250,000	999,825

Total Industrial			1,260,735

Utilities - 0.94%
Water - 0.94%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		1,190,000	1,142,400

Total Corporate Obligations (Cost $19,646,730)			16,149,316

FOREIGN CONVERTIBLE OBLIGATIONS - 0.16% (Cost $236,063)
Financial - 0.16%
Insurance - 0.16%
BNP Paribas Fortis SA, 3.030%, Due 12/29/2049B C D		250,000	188,660

FOREIGN CORPORATE OBLIGATIONS - 51.92%
Basic Materials - 0.88%
Chemicals - 0.88%
Lenzing AG, 5.750%, Due 9/7/2025, (5 yr. EUR Swap + 11.208%)B C D	EUR	600,000	538,241
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5 yr. CMT + 3.865%)B C D		730,000	529,615

			1,067,856

Total Basic Materials			1,067,856

Communications - 2.87%
Advertising - 0.18%
Summer BC Holdco SARL, 9.250%, Due 10/31/2027C	EUR	288,337	224,796

Media - 0.37%
RCS & RDS SA, 3.250%, Due 2/5/2028A	EUR	600,000	446,579

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 51.92% (continued)
Communications - 2.87% (continued)
Telecommunications - 2.32%
Altice France SA, 5.500%, Due 1/15/2028A	$	200,000	$158,378
Kenbourne Invest SA,
6.875%, Due 11/26/2024A		900,000	846,000
4.700%, Due 1/22/2028A		200,000	152,034
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A B D		500,000	405,937
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		261,000	228,049
TalkTalk Telecom Group Ltd., 3.875%, Due 2/20/2025C	GBP	416,000	388,541
Telefonica Europe BV, 2.880%, Due 2/24/2028, (6 yr. EUR Swap + 2.866%)B C D	EUR	500,000	374,257
Telesat Canada/Telesat LLC, 6.500%, Due 10/15/2027A		716,000	264,920

			2,818,116

Total Communications			3,489,491

Consumer, Cyclical - 4.82%
Airlines - 0.33%
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029C	EUR	600,000	393,980

Auto Manufacturers - 0.66%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	600,000	380,778
Volkswagen International Finance NV, 3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D	EUR	500,000	419,995

			800,773

Distribution/Wholesale - 0.32%
SIG PLC, 5.250%, Due 11/30/2026A	EUR	520,000	393,686

Entertainment - 0.28%
ASR Media & Sponsorship SpA, 5.125%, Due 8/1/2024C	EUR	392,407	343,429

Home Builders - 1.23%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, Due 9/15/2027A		514,000	431,467
Empire Communities Corp., 7.000%, Due 12/15/2025A		701,000	581,683
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	483,019

			1,496,169

Leisure Time - 0.43%
Deuce Finco PLC, 5.500%, Due 6/15/2027C	GBP	630,000	524,053

Retail - 1.57%
Constellation Automotive Financing PLC,
4.875%, Due 7/15/2027A	GBP	610,000	461,442
4.875%, Due 7/15/2027C	GBP	200,000	151,293
Mobilux Finance SAS, 4.250%, Due 7/15/2028A	EUR	1,000,000	671,334
Punch Finance PLC,
6.125%, Due 6/30/2026A	GBP	500,000	446,527
6.125%, Due 6/30/2026C	GBP	200,000	178,611

			1,909,207

Total Consumer, Cyclical			5,861,297

Consumer, Non-Cyclical - 3.41%
Agriculture - 0.25%
MHP SE, 7.750%, Due 5/10/2024C		600,000	306,828

Commercial Services - 1.51%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	800,000	750,322

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 51.92% (continued)
Consumer, Non-Cyclical - 3.41% (continued)
Commercial Services - 1.51% (continued)
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C	EUR	500,000	$463,608
5.125%, Due 5/15/2025C	EUR	200,000	185,964
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	429,311

			1,829,205

Food - 0.56%
Bellis Acquisition Co. PLC, 4.500%, Due 2/16/2026A	GBP	200,000	171,476
Bellis Finco PLC,
4.000%, Due 2/16/2027A	GBP	350,000	239,163
4.000%, Due 2/16/2027C	GBP	400,000	273,330

			683,969

Pharmaceuticals - 1.09%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A	$	1,025,000	850,166
Gruenenthal GmbH,
3.625%, Due 11/15/2026A	EUR	190,000	159,209
4.125%, Due 5/15/2028A	EUR	390,000	316,539

			1,325,914

Total Consumer, Non-Cyclical			4,145,916

Energy - 1.56%
Oil & Gas - 1.56%
BP Capital Markets PLC,
3.250%, Due 3/22/2026, (5 yr. EUR Swap + 3.880%)B C D	EUR	200,000	173,822
4.250%, Due 3/22/2027, (5 yr. U.K. Government Bond + 4.170%)B C D	GBP	395,000	369,369
Guara Norte SARL, 5.198%, Due 6/15/2034A		561,690	447,111
Petroleos Mexicanos,
6.840%, Due 1/23/2030		860,000	641,001
6.625%, Due 6/15/2035		222,000	141,858
6.625%, Due 6/15/2038		200,000	117,376

			1,890,537

Total Energy			1,890,537

Financial - 36.53%
Banks - 19.78%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5 yr. EUR Swap + 6.570%)B C D	EUR	1,000,000	773,014
AIB Group PLC, 6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D	EUR	1,000,000	884,534
Banco Bilbao Vizcaya Argentaria SA, 6.125%, Due 11/16/2027, (5 yr. USD Swap + 3.870%)B D		1,000,000	747,250
Banco de Sabadell SA,
6.125%, Due 11/23/2022, (5 yr. EUR Swap + 6.051%)B C D	EUR	600,000	527,757
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,371,580
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 yr. CMT + 4.967%)B C D		400,000	372,075
8.375%, Due 10/14/2030, (10 yr. CMT + 7.760%)B C D		300,000	274,500
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	759,539
4.750%, Due 11/12/2026, Series 0000, (5 yr. CMT + 3.753%)B D		800,000	553,088
4.125%, Due 11/12/2027, Series EUR, (5 yr. EUR Swap + 4.311%)B D	EUR	400,000	268,044
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,138,769
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)B D		1,530,000	942,939
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 yr. EUR Swap + 4.415%)B C D	EUR	400,000	312,641

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 51.92% (continued)
Financial - 36.53% (continued)
Banks - 19.78% (continued)
BAWAG Group AG (continued)
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	$720,239
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C	$	200,000	165,433
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		600,000	513,442
CaixaBank SA,
6.750%, Due 6/13/2024, (5 yr. EUR Swap + 6.498%)B C D	EUR	400,000	359,987
5.875%, Due 10/9/2027, (5 yr. EUR Swap + 6.346%)B C D	EUR	400,000	327,891
Credit Agricole SA, 7.500%, Due 6/23/2026, (5 yr. GBP Swap + 4.812%)A B D	GBP	800,000	812,827
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5 yr. USD Swap + 4.600%)B C D		1,200,000	1,029,000
7.250%, Due 9/12/2025, (5 yr. USD ICE Swap + 4.332%)B C D		220,000	168,282
6.375%, Due 8/21/2026, (5 yr. CMT + 4.822%)A B D		820,000	596,550
Danske Bank AS, 4.375%, Due 5/18/2026, (5 yr. CMT + 3.387%)B C D		1,300,000	1,000,927
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, Series 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D	EUR	400,000	301,365
4.600%, Due 2/22/2027C	EUR	400,000	341,061
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)B D	GBP	1,319,000	1,171,939
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)B D		1,300,000	844,805
Investec PLC, 6.750%, Due 12/5/2024, (5 yr. U.K. Government Bond + 5.749%)B C D	GBP	500,000	468,951
NatWest Group PLC,
5.125%, Due 5/12/2027, (5 yr. U.K. Government Bond + 4.985%)B D	GBP	850,000	709,286
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)B D	GBP	300,000	226,092
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5 yr. U.K. Government Bond + 6.851%)B C	GBP	250,000	265,181
Shawbrook Group PLC, 7.875%, Due 12/8/2022, (5 yr. GBP Swap + 6.752%)B C D	GBP	200,000	189,724
Societe Generale SA, 5.375%, Due 11/18/2030, (5 yr. CMT + 4.514%)A B D		530,000	363,209
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 Yr. CMT + 3.135%)B C		2,000,000	1,295,600
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D		600,000	394,326
UniCredit SpA,
8.000%, Due 6/3/2024, (5 yr. USD Swap + 5.180%)B C D		1,800,000	1,584,000
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D	EUR	1,000,000	638,258
Virgin Money UK PLC, 9.250%, Due 6/8/2024, (5 yr. U.K. Government Bond + 8.307%)B C D	GBP	600,000	616,336

			24,030,441

Diversified Financial Services - 4.10%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	1,000,000	781,585
Garfunkelux Holdco SA,
6.750%, Due 11/1/2025A	EUR	140,000	105,828
6.750%, Due 11/1/2025C	EUR	460,000	347,720
7.750%, Due 11/1/2025C	GBP	100,000	87,091
Jerrold Finco PLC,
4.875%, Due 1/15/2026A	GBP	250,000	216,331
5.250%, Due 1/15/2027C	GBP	350,000	291,727
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5 yr. CMT + 2.539%)B C D		1,340,000	888,956
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,449,000	1,152,740
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	1,200,000	1,003,220
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A		200,000	22,100
9.875%, Due 1/28/2029A		700,000	87,500

			4,984,798

Insurance - 7.67%
Allianz SE, 3.500%, Due 11/17/2025, (5 yr. CMT + 2.973%)A B D		600,000	459,264
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	560,437
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 yr. EUR Swap + 6.463%)B C D	EUR	900,000	772,495
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP Swap + 3.394%)B C D	GBP	1,160,000	843,347
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	410,000	373,095

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 51.92% (continued)
Financial - 36.53% (continued)
Insurance - 7.67% (continued)
La Mondiale SAM, 4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	$542,352
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	368,260
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)B D	GBP	1,914,000	1,808,394
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D	GBP	1,700,000	1,422,189
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D	$	1,000,000	878,443
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3 mo. EUR EURIBOR + 5.180%)B C D	EUR	550,000	507,414
6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	1,040,000	784,824

			9,320,514

Real Estate - 1.48%
Grand City Properties SA, 1.500%, Due 3/11/2026, (5 yr. EUR Swap + 2.184%)B C D	EUR	600,000	412,952
Heimstaden AB, 4.250%, Due 3/9/2026C	EUR	800,000	596,419
MAF Global Securities Ltd., 6.375%, Due 3/20/2026, (5 yr. CMT + 3.539%)B C D		600,000	559,500
Neinor Homes SA, 4.500%, Due 10/15/2026A	EUR	280,000	229,136

			1,798,007

Savings & Loans - 3.50%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D	GBP	1,925,000	1,920,989
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D	GBP	800,000	713,252
10.250%, Due 12/31/2049, Series CCDSC D E	GBP	1,186,700	1,616,327

			4,250,568

Total Financial			44,384,328

Industrial - 1.49%
Building Materials - 0.20%
Cemex SAB de CV, 5.125%, Due 6/8/2026, (5 yr. CMT + 4.534%)B C D		300,000	242,253

Environmental Control - 0.31%
Verde Bidco SpA, 4.625%, Due 10/1/2026A	EUR	500,000	379,769

Transportation - 0.98%
National Express Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	655,000	571,908
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	700,000	622,533

			1,194,441

Total Industrial			1,816,463

Utilities - 0.36%
Electric - 0.36%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028C	EUR	400,000	289,527
3.125%, Due 1/1/2028A	EUR	200,000	144,763

			434,290

Total Utilities			434,290

Total Foreign Corporate Obligations (Cost $93,831,519)			63,090,178

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*			Fair Value
ASSET-BACKED OBLIGATIONS - 14.19%
Ares European CLO VII DAC, 5.260%, Due 10/15/2030, 7X DR, (3 mo. EUR EURIBOR + 5.260%)B C		EUR	1,250,000	$1,003,392
Armada Euro CLO IV DAC, 9.100%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B C		EUR	700,000	473,925
Aurium CLO III DAC, 3.102%, Due 4/16/2030, 3X D, (3 mo. EUR EURIBOR + 3.100%)B C		EUR	500,000	434,091
BNPP AM Euro CLO DAC, 4.700%, Due 10/15/2031, 2017 1X E, (3 mo. EUR EURIBOR + 4.700%)B C		EUR	500,000	388,016
Carlyle Euro CLO DAC, 5.748%, Due 8/28/2031, 2018 2A D, (3 mo. EUR EURIBOR + 5.230%)A B		EUR	500,000	353,495
Carlyle Global Market Strategies Euro CLO DAC, 5.109%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A B		EUR	500,000	381,388
CVC Cordatus Loan Fund X DAC, 6.250%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A B		EUR	1,000,000	645,102
Dryden 46 Euro CLO DAC, 6.210%, Due 4/15/2034, 2016 46A ER, (3 mo. EUR EURIBOR + 6.210%)A B		EUR	1,400,000	1,066,837
Dryden 56 Euro CLO DAC, 6.450%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A B		EUR	1,100,000	738,097
Dryden 62 Euro CLO DAC, 4.850%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B C		EUR	1,000,000	742,167
FCT E-Carat 10, 3.030%, Due 12/20/2028, 10FR E, (1 mo. EUR EURIBOR + 2.350%)B C		EUR	258,756	253,188
Harvest CLO XVII DAC, 4.271%, Due 5/11/2032, 17X DR, (3 mo. EUR EURIBOR + 3.950%)B C		EUR	500,000	420,997
Harvest CLO XXIII DAC, 8.357%, Due 10/20/2032, 23A F, (3 mo. EUR EURIBOR + 8.310%)A B		EUR	1,100,000	724,422
Madison Park Euro Funding IX DAC, 6.110%, Due 7/15/2035, 9A ER, (3 mo. EUR EURIBOR + 6.110%)A B		EUR	1,000,000	761,982
Man GLG Euro CLO II DAC, 8.750%, Due 1/15/2030, 2X F, (3 mo. EUR EURIBOR + 8.750%)B C		EUR	200,000	141,017
Penta CLO DAC, 6.185%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A B		EUR	1,000,000	705,636
8.885%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A B		EUR	1,000,000	637,121
Providus CLO II DAC, 5.250%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B C		EUR	545,000	415,485
Providus CLO VI DAC, 6.501%, Due 5/20/2034, 6A E, (3 mo. EUR EURIBOR + 6.110%)A B		EUR	1,750,000	1,312,172
Rockfield Park CLO DAC, 5.952%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A B		EUR	1,500,000	1,111,028
RRE 5 Loan Management DAC, 6.350%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A B		EUR	1,000,000	750,321
Segovia European CLO DAC, 5.132%, Due 10/18/2031, 2018 5A E, (3 mo. EUR EURIBOR + 5.130%)A		EUR	1,190,000	903,770
Voya Euro CLO I DAC, 6.410%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B C		EUR	1,100,000	718,757
Voya Euro CLO III DAC, 7.900%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B C		EUR	1,300,000	856,760
Voya Euro CLO IV DAC, 6.160%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A B		EUR	1,750,000	1,306,389

Total Asset-Backed Obligations (Cost $27,495,980)				17,245,555

U.S. TREASURY OBLIGATIONS - 17.66%
U.S. Treasury Notes,
1.875%, Due 2/15/2032	$		8,507,900	7,207,787
2.875%, Due 5/15/2032			3,980,000	3,678,391
2.750%, Due 8/15/2032			11,570,000	10,573,895

Total U.S. Treasury Obligations (Cost $22,484,405)				21,460,073

			Shares
SHORT-TERM INVESTMENTS - 0.22% (Cost $265,583)
Investment Companies - 0.22%
American Beacon U.S. Government Money Market Select Fund, 2.78%F G			265,583	265,583

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 97.44% (Cost $163,960,280)	$118,399,365
OTHER ASSETS, NET OF LIABILITIES - 2.56%	3,111,463

TOTAL NET ASSETS - 100.00%	$121,510,828

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $40,771,465 or 33.55% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2022.

C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on September 30, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	170,877	USD	168,270	10/21/2022	SSB	$2,607	$—	$2,607
GBP	184,789	USD	184,513	10/21/2022	SSB	276	—	276
GBP	184,806	USD	180,742	10/21/2022	SSB	4,064	—	4,064
EUR	260,267	USD	258,175	10/21/2022	SSB	2,092	—	2,092
GBP	314,931	USD	319,707	10/21/2022	SSB	—	(4,776)	(4,776)
GBP	427,182	USD	422,940	10/21/2022	SSB	4,242	—	4,242
EUR	464,668	USD	468,824	10/21/2022	SSB	—	(4,156)	(4,156)
GBP	464,947	USD	450,753	10/21/2022	SSB	14,194	—	14,194
EUR	498,143	USD	486,958	10/21/2022	SSB	11,185	—	11,185
EUR	538,674	USD	537,559	10/21/2022	SSB	1,115	—	1,115
EUR	698,787	USD	691,639	10/21/2022	SSB	7,148	—	7,148
GBP	705,573	USD	673,652	10/21/2022	SSB	31,921	—	31,921
EUR	1,636,449	USD	1,628,227	10/21/2022	SSB	8,222	—	8,222
USD	43,869,229	EUR	43,353,731	10/21/2022	SSB	515,498	—	515,498
USD	28,168,111	GBP	27,682,324	10/21/2022	SSB	485,787	—	485,787
USD	80,907	EUR	81,460	10/21/2022	SSB	—	(553)	(553)

						$1,088,351	$(9,485)	$1,078,866

*	All values denominated in USD.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$16,149,316	$—	$16,149,316
Foreign Convertible Obligations	—	188,660	—	188,660
Foreign Corporate Obligations	—	63,090,178	—	63,090,178
Asset-Backed Obligations	—	17,245,555	—	17,245,555
U.S. Treasury Obligations	—	21,460,073	—	21,460,073
Short-Term Investments	265,583	—	—	265,583

Total Investments in Securities - Assets	$265,583	$118,133,782	$—	$118,399,365

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,088,351	$—	$1,088,351

Total Financial Derivative Instruments - Assets	$—	$1,088,351	$—	$1,088,351

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(9,485)	$—	$(9,485)

Total Financial Derivative Instruments - Liabilities	$—	$(9,485)	$—	$(9,485)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 9.61%
Communications - 1.32%
Media - 0.34%
Discovery Communications LLC, 3.800%, Due 3/13/2024	$	50,000	$48,818

Telecommunications - 0.98%
T-Mobile USA, Inc., 3.500%, Due 4/15/2025		148,000	141,473

Total Communications			190,291

Consumer, Cyclical - 0.48%
Entertainment - 0.48%
Magallanes, Inc., 3.428%, Due 3/15/2024A		71,000	68,615

Consumer, Non-Cyclical - 2.61%
Health Care - Services - 0.93%
HCA, Inc., 5.250%, Due 6/15/2026		138,000	133,402

Household Products/Wares - 1.68%
GSK Consumer Healthcare Capital U.S. LLC, 3.024%, Due 3/24/2024A		250,000	241,897

Total Consumer, Non-Cyclical			375,299

Financial - 3.54%
Banks - 1.70%
Citigroup, Inc., 2.750%, Due 1/24/2024	GBP	125,000	133,776
Wells Fargo Bank NA, 5.250%, Due 8/1/2023B	GBP	100,000	110,844

			244,620

Insurance - 1.11%
New York Life Global Funding, 1.625%, Due 12/15/2023B	GBP	150,000	159,708

REITS - 0.73%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025B	GBP	100,000	104,687

Total Financial			509,015

Technology - 1.66%
Software - 1.66%
Fidelity National Information Services, Inc., 1.100%, Due 7/15/2024	EUR	150,000	140,802
VMware, Inc., 1.000%, Due 8/15/2024		105,000	97,128

			237,930

Total Technology			237,930

Total Corporate Obligations (Cost $1,526,972)			1,381,150

FOREIGN CORPORATE OBLIGATIONS - 59.18%
Communications - 7.61%
Telecommunications - 7.61%
Deutsche Telekom International Finance BV, 1.250%, Due 10/6/2023B	GBP	130,000	138,919
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022B	GBP	143,000	159,045
Orange SA, 5.750%, Due 4/1/2023, (5 yr. GBP SONIA Linked ICE Swap + 3.353%)B C D	GBP	230,000	253,596
Telefonica Emisiones SA, 5.289%, Due 12/9/2022B	GBP	150,000	167,346
Telefonica Europe BV, 3.000%, Due 9/4/2023, Series NC5, (5 yr. EUR Swap + 2.451%)B C D	EUR	200,000	186,210

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 59.18% (continued)
Communications - 7.61% (continued)
Telecommunications - 7.61% (continued)
Vodafone Group PLC, 6.250%, Due 10/3/2078, (5 yr. USD Swap + 3.051%)B D	$	200,000	$188,760

			1,093,876

Total Communications			1,093,876

Consumer, Cyclical - 2.41%
Distribution/Wholesale - 1.63%
Bunzl Finance PLC, 2.250%, Due 6/11/2025B	GBP	140,000	139,676
Travis Perkins PLC, 3.750%, Due 2/17/2026B	GBP	100,000	95,465

			235,141

Entertainment - 0.78%
CPUK Finance Ltd., 7.239%, Due 2/28/2042, A2B	GBP	100,000	111,691

Total Consumer, Cyclical			346,832

Consumer, Non-Cyclical - 1.94%
Commercial Services - 0.90%
Experian Finance PLC, 2.125%, Due 9/27/2024B	GBP	125,000	129,610

Food - 1.04%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025B	GBP	150,000	149,175

Total Consumer, Non-Cyclical			278,785

Financial - 35.48%
Banks - 14.99%
Banco Santander SA, 2.750%, Due 9/12/2023B	GBP	100,000	107,965
Barclays PLC, 3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)B D	GBP	100,000	97,073
BNP Paribas SA, 2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)B D	GBP	200,000	178,039
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	168,399
HSBC Holdings PLC, 6.375%, Due 9/17/2024, (5 yr. USD ICE Swap + 3.705%)C D		200,000	183,240
ING Groep NV, 4.700%, Due 3/22/2028, (5 yr. USD ICE Swap + 1.938%)B D		200,000	196,000
Investec Bank PLC, 4.250%, Due 7/24/2028, (5 yr. U.K. Government Bond + 3.300%)B D	GBP	100,000	107,267
Lloyds Bank PLC, 9.625%, Due 4/6/2023B	GBP	120,000	135,968
Lloyds Banking Group PLC, 1.985%, Due 12/15/2031, (5 yr. U.K. Government Bond + 1.600%)D	GBP	120,000	104,000
Mizuho Financial Group, Inc., 4.353%, Due 10/20/2025B		200,000	190,462
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)B D	GBP	200,000	196,475
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B D	GBP	100,000	104,659
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)B D	EUR	165,000	147,187
Virgin Money UK PLC,
7.875%, Due 12/14/2028, (5 yr. U.K. Government Bond + 7.128%)B D	GBP	125,000	137,754
5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)B D	GBP	100,000	99,011

			2,153,499

Financial Services - 0.91%
Close Brothers Group PLC, 2.000%, Due 9/11/2031, (5 yr. U.K. Government Bond + 1.700%)B D	GBP	150,000	130,925

Insurance - 15.52%
Admiral Group PLC, 5.500%, Due 7/25/2024B	GBP	100,000	106,528
Allianz SE, 3.500%, Due 11/17/2025, (5 Yr. CMT + 2.973%) B D		200,000	153,088
ASR Nederland NV, 5.125%, Due 9/29/2045, (5 yr. EUR Swap + 5.200%)B D	EUR	100,000	95,111
AXA SA, 5.453%, Due 3/4/2026, (12 yr. GBP SONIA Linked ICE Swap + 4.000%)B C D	GBP	150,000	154,084
BUPA Finance PLC, 5.000%, Due 4/25/2023B	GBP	150,000	166,082
CNP Assurances, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)B D	EUR	100,000	95,465

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 59.18% (continued)
Financial - 35.48% (continued)
Insurance - 15.52% (continued)
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)B D		GBP	100,000	$102,823
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5 yr. U.K. Government Bond + 5.630%)B D		GBP	100,000	108,850
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024B		GBP	240,000	260,220
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025B		GBP	150,000	156,576
QBE Insurance Group Ltd., 6.750%, Due 12/2/2044, (10 yr. USD Swap + 4.300%)B D	$		200,000	193,652
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5 yr. U.K. Government Bond + 4.321%)B D		GBP	100,000	109,294
Rothesay Life PLC, 8.000%, Due 10/30/2025B		GBP	190,000	209,304
Scottish Widows Ltd., 5.500%, Due 6/16/2023B		GBP	200,000	221,593
Storebrand Livsforsikring AS, 6.875%, Due 4/4/2043, (6 mo. EUR EURIBOR + 6.194%)B D		EUR	100,000	97,515

				2,230,185

Real Estate - 0.66%
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (Sterling Overnight Index Average + 4.440%)B D		GBP	100,000	95,140

Savings & Loans - 3.40%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D		GBP	200,000	199,583
Nationwide Building Society, 5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)B C D		GBP	200,000	193,154
Skipton Building Society, 2.000%, Due 10/2/2026, (1 yr. U.K. Government Bond + 2.150%)B D		GBP	100,000	96,022

				488,759

Total Financial				5,098,508

Industrial - 2.87%
Miscellaneous Manufacturing - 1.52%
Siemens Financieringsmaatschappij NV, 0.875%, Due 6/5/2023B		GBP	200,000	217,898

Transportation - 1.35%
National Express Group PLC,
2.500%, Due 11/11/2023B		GBP	100,000	107,153
4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D		GBP	100,000	87,314

				194,467

Total Industrial				412,365

Utilities - 8.87%
Electric - 7.45%
Cadent Finance PLC, 0.625%, Due 9/22/2024B		EUR	150,000	137,282
Enel SpA, 8.750%, Due 9/24/2073, (5 yr. USD Swap + 5.880%)A D			200,000	200,000
London Power Networks PLC, 5.125%, Due 3/31/2023B		GBP	208,000	232,002
NGG Finance PLC, 5.625%, Due 6/18/2073, Series GBP, (12 yr. GBP Swap + 3.480%)B D		GBP	100,000	98,786
Orsted AS, 2.250%, Due 12/31/2099, (5 yr. EUR Swap + 1.899%)B D		EUR	200,000	184,985
Western Power Distribution PLC, 3.625%, Due 11/6/2023B		GBP	200,000	217,331

				1,070,386

Gas - 0.65%
Centrica PLC, 5.250%, Due 4/10/2075, (5 yr. GBP Swap + 3.611%)B D		GBP	100,000	92,640

Water - 0.77%
Severn Trent Utilities Finance PLC, 1.625%, Due 12/4/2022B		GBP	100,000	110,925

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 59.18% (continued)
Utilities - 8.87% (continued)
Total Utilities			$1,273,951

Total Foreign Corporate Obligations (Cost $10,619,454)			8,504,317

FOREIGN SOVEREIGN OBLIGATIONS - 0.77% (Cost $134,772)
United Kingdom Gilt, 0.125%, Due 1/31/2023B	GBP	100,000	110,594

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.33%
Castell PLC, 2.989%, Due 11/25/2053, 2021 1 A, (Sterling Overnight Index Average + 0.850%)B D	GBP	228,300	251,828
Together Asset-Backed Securitisation PLC, 2.301%, Due 7/12/2063, 2021 1ST1 A, (Sterling Overnight Index Average + 0.700%)B D	GBP	116,344	127,765
Tower Bridge Funding PLC,
5.595%, Due 9/20/2063, 2020-1 D, (Sterling Overnight Index Average + 3.450%)B D	GBP	120,000	133,208
3.786%, Due 11/20/2063, 2021 2 D, (Sterling Overnight Index Average + 1.800%)B D	GBP	169,000	178,001
3.849%, Due 7/21/2064, 2021 1 D, (Sterling Overnight Index Average + 2.150%)B D	GBP	212,000	229,094
Twin Bridges PLC, 4.201%, Due 3/12/2055, 2021 1 D, (Sterling Overnight Index Average + 2.100%)B D	GBP	130,000	133,462

Total Collateralized Mortgage Obligations (Cost $1,329,663)			1,053,358

U.S. TREASURY OBLIGATIONS - 7.77% (Cost $1,140,397)
U.S. Treasury Notes, 2.500%, Due 5/31/2024	$	1,150,000	1,116,983

SHORT-TERM INVESTMENTS - 6.24% (Cost $896,788)
U.S. Treasury Obligations - 6.24%
U.S. Treasury Bills, 2.91%, Due 11/15/2022		900,000	896,939

TOTAL INVESTMENTS - 90.90% (Cost $15,648,046)			13,063,341
OTHER ASSETS, NET OF LIABILITIES - 9.10%			1,307,168

TOTAL NET ASSETS - 100.00%			$14,370,509

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $510,512 or 3.55% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2022.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

GILT - Bank of England Bonds.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	57,093	USD	55,151	10/13/2022	SSB	$1,942	$—	$1,942
GBP	125,453	USD	120,777	10/13/2022	SSB	4,676	—	4,676
USD	8,774,451	GBP	8,527,675	10/13/2022	SSB	246,776	—	246,776
USD	1,146,812	EUR	1,127,370	10/13/2022	SSB	19,442	—	19,442
USD	43,871	EUR	43,681	10/13/2022	SSB	190	—	190

						$273,026	$—	$273,026

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,381,150	$—	$1,381,150
Foreign Corporate Obligations	—	8,504,317	—	8,504,317
Foreign Sovereign Obligations	—	110,594	—	110,594
Collateralized Mortgage Obligations	—	1,053,358	—	1,053,358
U.S. Treasury Obligations		1,116,983		1,116,983
Short-Term Investments	—	896,939	—	896,939

Total Investments in Securities - Assets	$—	$13,063,341	$—	$13,063,341

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$273,026	$—	$273,026

Total Financial Derivative Instruments - Assets	$—	$273,026	$—	$273,026

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2022, the Trust consists of twenty-seven active series, six of which are presented in this filing: American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are “non-diversified” as defined by the Investment Company Act. The American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund and American Beacon TwentyFour Strategic Income Fund are “diversified” as defined by the Investment Company Act. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposed limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework used by funds to comply with Section 18 of the Act, and required funds whose use of derivatives was more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financials.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$30,386,780	$5,233,290	$25,619,883	$30,853,173
Shapiro Equity Opportunities	6,396,331	300,730	6,317,893	6,618,623
Shapiro SMID Cap Equity	866,757	96,425	813,913	910,338

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the three year period ended June 30, 2022 for TwentyFour Sustainable Short Term Bond Fund and for the remaining Funds, each of the tax years in the four year period ended June 30, 2022 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$657,383,726	$6,951,710	$(407,930,876)	$(400,979,166)
Shapiro Equity Opportunities	231,005,447	8,468,080	(50,817,800)	(42,349,720)
Shapiro SMID Cap Equity	14,793,119	488,471	(3,110,913)	(2,622,442)
SSI Alternative Income	120,660,120	1,664,896	(16,106,104)	(14,441,208)
TwentyFour Strategic Income	163,960,280	2,988	(45,563,903)	(45,560,915)
TwentyFour Sustainable Short Term Bond	15,648,046	152	(2,584,857)	(2,584,705)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2022, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$—	$3,113,777
TwentyFour Strategic Income	5,439,726	11,507,269
TwentyFour Sustainable Short Term Bond	37,120	17,568

As of June 30, 2022, ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund did not have any capital loss carryforwards.